Financial instruments	12 Months Ended
Mar. 31, 2014
Investments All Other Investments [Abstract]
Financial instruments

16. Financial instruments

The Company’s financial instruments consist of foreign exchange and interest rate derivative instruments and other financial instruments including cash and cash equivalents, trade receivables, accounts payable, accrued and other current liabilities and long-term debt.

The Company uses derivatives to partially offset its exposure to foreign exchange risk and interest rate risk. The Company enters into derivative transactions with high credit quality counterparties and, by policy, seeks to limit the amount of credit exposure to any one counterparty based on an analysis of the counterparty’s relative credit standing. The Company does not use derivative financial instruments for trading or speculative purposes.

(a) Foreign exchange rate risk

Foreign exchange rate risk is the risk that fluctuations in foreign exchange rates could impact the Company. The Company operates globally and is exposed to significant foreign exchange risk, primarily between the Canadian dollar and both the U.S. dollar (“USD”), and the Euro (“EUR”). This exposure relates to our U.S. dollar-denominated debt, the sale of our products to customers globally and purchases of goods and services in foreign currencies. The Company seeks to manage its foreign exchange risk by monitoring foreign exchange rates, forecasting its net foreign currency cash flows and periodically entering into forward contracts and other derivative contracts to convert a portion of its forecasted foreign currency denominated cash flows into Canadian dollars for the purpose of paying Canadian dollar denominated operating costs. The Company may also enter into forward contracts and other derivative contracts to manage its cash flows in other currencies.

These programs reduce, but do not entirely eliminate, the impact of currency exchange movements. The Company currently does not apply hedge accounting to its currency derivatives. The maturity of these instruments generally occurs within 12 months. Gains or losses resulting from the fair valuing of these instruments are reported in foreign exchange loss (gain) in the consolidated statements of operations.

(b) Interest rate risk

Interest rate risk is the risk that the value of a financial instrument will be affected by changes in market interest rates. The Company’s financing includes long-term debt and revolving credit facilities that bear interest based on floating market rates. Changes in these rates result in fluctuations in the required cash flows to service this debt. The Company partially mitigates this risk by periodically entering into interest rate swap agreements to fix the interest rate on certain long-term variable-rate debt. The Company currently does not apply hedge accounting to its interest rate derivatives. Changes in the fair value of these interest rate derivatives are included in interest expense in the consolidated statements of operations.

(c) Credit risk

Credit risk is the risk that the counterparty to a financial instrument fails to meet its contractual obligations, resulting in a financial loss to the Company.

The Company sells hardware and software that enables group collaboration and learning to a diverse customer base over a global geographic area. The Company evaluates collectability of specific customer receivables based on a variety of factors including currency risk, geopolitical risk, payment history, customer stability and other economic factors. Collectability of receivables is reviewed on an ongoing basis by management and receivables accounts are adjusted as required. Receivables balances are charged against the allowance when the Company determines that it is probable that the receivable will not be recovered. The geographic diversity of the customer base, combined with the Company’s established credit approval practices and ongoing monitoring of customer balances, mitigates this counterparty risk (note 3).

Fair value measurements

ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and establishes a three-tier value hierarchy, which prioritizes the inputs in the valuation methodologies in measuring fair value:

Level 1—Unadjusted quoted prices at the measurement date for identical assets or liabilities in active markets.

Level 2—Observable inputs other than quoted market prices included in level 1, such as quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in markets that are not active or inputs that are observable or can be corroborated by observable market data.

Level 3—Significant unobservable inputs which are supported by little or no market activity and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The following table presents the Company’s assets and liabilities that are measured at fair value on a recurring basis.

March 31, 2014

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$26,712	$—	$—	$26,712
Derivative instruments	—	197	—	197

Total assets	$26,712	$197	$—	$26,909

Liabilities
Derivative instruments	$—	$2,492	$—	$2,492

Total liabilities	$—	$2,492	$—	$2.492

March 31, 2013

	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$117,065	$—	$—	$117,065
Derivative instruments	—	463	—	463

Total assets	$117,065	$463	$—	$117,528

Liabilities
Derivative instruments	$—	$1,602	$—	$1,602

Total liabilities	$—	$1,602	$—	$1,602

(a) Fair value of derivative contracts

March 31, 2014

	Fair value	Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(430) (694) (928)	Apr 2014 to Nov 2014 Apr 2014 to Feb 2015 Apr 2014 to Feb 2015	1.0367 -1.0946 1.3624 - 1.5652 1.5979 - 1.8645	USD 14,000 EUR 16,500 GBP 10,500

	$(2,052)

Interest rate derivative contracts	$(242)	Aug 2014	0.785% - 0.850%	83% of the outstanding principal on the Term loan over the contract term

March 31, 2013

	Fair value		Contract expiry	Rates	Notional amounts of quantity
Foreign exchange forward derivative contracts	$(382 (111 316	) )	Apr 2013 to Dec 2013 Apr 2013 to Dec 2013 Apr 2013 to Nov 2013	0.9938 - 1.0325 1.2485 - 1.3431 1.5780 - 1.6162	USD 24,000 EUR 18,000 GBP 6,500

	$(177)

Interest rate derivative contracts	$(962)		Aug 2014	0.750% - 0.945%	50% of the outstanding principal on the first lien term loan over the contract term

The Company enters into foreign exchange forward derivative contracts to economically hedge its risks in the movement of foreign currencies against the Company’s functional currency of the Canadian dollar. The fair value of foreign exchange derivative contracts of $197 is included in other current assets at March 31, 2014 (March 31, 2013 – $463). The fair value of foreign exchange derivative contracts of $2,250 is included in accrued and other current liabilities at March 31, 2014 (March 31, 2013 – $640). Changes in the fair value of these contracts are included in foreign exchange loss (gain). The Company recorded losses of $5,784, $131 and $748 for the years ended March 31, 2014, 2013 and 2012, respectively.

The fair value of interest rate derivative contracts included in accrued and other current liabilities is $242 at March 31, 2014 (March 31, 2013 – $679). The fair value of interest rate derivative contracts included in other long-term liabilities is nil at March 31, 2014 (March 31, 2013 – $283). Changes in the fair value of these contracts are included in interest expense. The Company recorded a gain of $720, a loss of $245 and a gain of $604 for the years ended March 31, 2014, 2013 and 2012, respectively.

The estimated fair values of foreign exchange and interest rate derivative contracts are derived using complex financial models with inputs such as benchmark yields, time to maturity, reported trades, broker/dealer quotes, issuer spreads and discount rates.

Considerable judgment is required in developing the estimates of fair value. Therefore, estimates are not necessarily indicative of the amounts the Company could expect to realize in a liquidation or unwinding of an existing contract.

(b) Long-term debt

The estimated fair value of the Company’s long-term debt has been determined based on current market conditions by discounting future cash flows under current financing arrangements at borrowing rates believed to be available to the Company for debt with similar terms and remaining maturities.

The fair value of debt was measured utilizing Level 3 inputs. The Level 3 fair value measurements utilize a discounted cash flow model. This model utilizes observable inputs such as contractual repayment terms and benchmark forward yield curves and other inputs such as a discount rate that is intended to represent our credit risk for secured or unsecured obligations. The Company estimates its credit risk based on the corporate credit rating and the credit rating on its variable-rate long-term debt and utilizes benchmark yield curves that are widely used in the financial industry.

The carrying value and fair value of the Company’s long-term debt as at March 31, 2014 and 2013, are as follows.

	March 31, 2014		March 31, 2013
	Carrying amount	Fair value	Carrying amount	Fair value
Variable-rate long-term debt, excluding debt discount	$120,313	$122,747	$288,225	$289,844

(c) Other financial assets and liabilities

The fair values of cash and cash equivalents, trade receivables, accounts payable and accrued and other current liabilities approximate their carrying amounts due to the short-term maturity of these instruments. A portion of these items are denominated in currencies other than the Canadian dollar functional currency of the Company including the U.S. dollar, Euro and British pound sterling and are translated at the exchange rate in effect at the balance sheet date.